Trade and other receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Trade and other receivables
Disclosure of financial assets [line items]
Impairment allowance	€ 278	€ 0	€ 0